Note 1 - Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Property, Plant and Equipment Useful Lives [Table Text Block]
	Range of Useful Lives (in years)
Data communications, office and other equipment	2	to	20
Buildings		20
Leasehold improvements	4	to	20
Capitalized software	5	to	7
Capital leases	4	to	6